Borrowings - Credit Agreement with PDL (Details) - Credit Agreement - PDL - USD ($)			9 Months Ended	12 Months Ended
	Sep. 22, 2015	Apr. 18, 2013	Sep. 30, 2017	Dec. 31, 2016	Dec. 31, 2015
Borrowings
Maximum borrowing capacity		$ 40,000,000
Term Note
Borrowings
Amount borrowed		$ 20,000,000
Assigned Interests (as a percent)		1.80%
Ongoing Assigned Interests
Borrowings
Reduced Assigned Interests upon prepayment (as a percent)			0.90%	0.90%
Effective interest rate (as a percent)				20.40%
Net present value adjustment	$ 942,000
Aggregate accrual for Assigned Interest obligations			$ 722,000	$ 1,463,000	$ 2,303,000